Loans and Allowance for Credit Losses, PCI Loans Outstanding (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Total PCI loans (unpaid principal balance)	55,312	64,331	83,615	98,182
Commercial and Industrial Loans [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	399	718	1,911	4,580
Commercial Real Estate Mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	3,270	2,855	4,137	5,803
Commercial Real Estate Construction [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	1,745	2,949	5,207	6,462
Foreign Loans [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	1,353	1,413	1,733	1,859
Total Commercial [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	6,767	7,935	12,988	18,704
Real estate 1-4 family first mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	29,746	33,245	38,386	39,214
Real estate 1-4 family junior lien mortgage [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	206	250	331	728
Other revolving credit and installment [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	0	0	0	151
Total Consumer [Member]
PCI loans [Abstract]
Purchased Credit Impaired Loans, Carrying Value	$ 29,952	$ 33,495	$ 38,717	$ 40,093